Report Of The Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,855,948
Financial assets, ending balance	2,865,200	$ 2,855,948
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,753,395	1,750,586
Assets derecognised (including final repayments)	(359,503)	(338,311)
Assets written off	(2,804)	(2,617)
Foreign exchange	(92,184)	(28,632)
Others1	(75,211)	(4,948)
Financial assets, ending balance	1,633,908	1,753,395
Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,577,582	1,506,451
Transfers of financial instruments:	(99,022)	21,107
Assets derecognised (including final repayments)	(318,659)	(304,158)
Foreign exchange	(81,975)	(25,231)
Others1	(60,557)	(2,915)
Financial assets, ending balance	1,435,208	1,577,582
Gross carrying amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	155,742	223,432
Transfers of financial instruments:	89,052	(27,863)
Assets derecognised (including final repayments)	(37,941)	(31,393)
Foreign exchange	(8,811)	(2,918)
Others1	(13,716)	(1,882)
Financial assets, ending balance	177,363	155,742
Gross carrying amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	19,797	20,424
Transfers of financial instruments:	9,970	6,756
Assets derecognised (including final repayments)	(2,806)	(2,750)
Assets written off	(2,794)	(2,610)
Foreign exchange	(1,395)	(479)
Others1	(938)	(151)
Financial assets, ending balance	21,208	19,797
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Increase (decrease) in financial assets	(800)	(1,700)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,875)	(15,391)
Net remeasurement of ECL arising from transfer of stage	(366)	595
Assets derecognised (including final repayments)	907	1,127
Changes to risk parameters – credit quality	(4,254)	(2,227)
Changes to models used for ECL calculation	(134)	(49)
Assets written off	2,804	2,612
Foreign exchange and other1	916
Foreign exchange	553	229
Others1	363	149
Financial assets, ending balance	(11,960)	(11,875)
ECL income statement change for the period	3,814	(526)
Recoveries	316	409
Others	(26)	(111)
Total ECL income statement change for the period	3,524	(824)
Increase (decrease) in financial assets	(85)
Allowance for ECL | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,557)	(2,331)
Transfers of financial instruments:	(798)	(1,792)
Net remeasurement of ECL arising from transfer of stage	739	1,225
Assets derecognised (including final repayments)	148	174
Changes to risk parameters – credit quality	403	1,111
Changes to models used for ECL calculation	4	(17)
Foreign exchange	59	26
Others1	64	53
Financial assets, ending balance	(1,260)	(1,557)
ECL income statement change for the period	972	2,487
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,326)	(5,403)
Transfers of financial instruments:	1,620	2,601
Net remeasurement of ECL arising from transfer of stage	(953)	(596)
Assets derecognised (including final repayments)	343	489
Changes to risk parameters – credit quality	(1,670)	(1,012)
Changes to models used for ECL calculation	(151)	(33)
Foreign exchange	170	45
Others1	161	85
Financial assets, ending balance	(3,713)	(3,326)
ECL income statement change for the period	(2,338)	(654)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,928)	(7,544)
Transfers of financial instruments:	(822)	(809)
Net remeasurement of ECL arising from transfer of stage	(152)	(34)
Assets derecognised (including final repayments)	416	458
Changes to risk parameters – credit quality	(3,019)	(2,354)
Changes to models used for ECL calculation	13	1
Assets written off	2,794	2,605
Foreign exchange	323	157
Others1	158	16
Financial assets, ending balance	(6,949)	(6,928)
ECL income statement change for the period	(2,483)	(1,353)
Personal Lending Sector | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers from stage 1 to stage 2	40,656
Personal Lending Sector | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	719,152	697,878
Net new and further lending/repayments	130,632	136,920
Assets derecognised (including final repayments)	(73,779)	(89,491)
Changes to risk parameters – further lending/repayments	(26,022)	(11,877)
Assets written off	(1,215)	(1,525)
Foreign exchange and other1	(88,615)
Foreign exchange		(9,570)
Others1		(3,183)
Financial assets, ending balance	660,153	719,152
Personal Lending Sector | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange	(49,600)	(3,000)
Personal Lending Sector | Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	695,840	665,346
Transfers of financial instruments:	(40,834)	1,822
Net new and further lending/repayments	130,632	136,920
Assets derecognised (including final repayments)	(68,645)	(82,998)
Changes to risk parameters – further lending/repayments	(31,457)	(13,976)
Foreign exchange and other1	(82,111)
Foreign exchange		(9,074)
Others1		(2,200)
Financial assets, ending balance	603,425	695,840
Personal Lending Sector | Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees | Europe
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:	36,816
Personal Lending Sector | Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees | – UK
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:	34,278
Personal Lending Sector | Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers from stage 1 to stage 2	68,063	23,701
– transfers from stage 2 to stage 1	27,407	26,086
– transfers to stage 3	(561)	(982)
Transfers out	383	419
Personal Lending Sector | Gross carrying amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	18,201	26,770
Transfers of financial instruments:	39,483	(4,502)
Assets derecognised (including final repayments)	(4,091)	(5,257)
Changes to risk parameters – further lending/repayments	4,538	2,380
Foreign exchange and other1	(5,543)
Foreign exchange		(358)
Others1		(832)
Financial assets, ending balance	52,588	18,201
Personal Lending Sector | Gross carrying amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers from stage 1 to stage 2	68,063	23,701
– transfers from stage 2 to stage 1	27,407	26,086
– transfers to stage 3	(1,987)	(3,068)
Transfers out	814	951
Personal Lending Sector | Gross carrying amount | Lifetime expected credit losses | Credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5,111	5,762
Transfers of financial instruments:	1,351	2,680
Assets derecognised (including final repayments)	(1,043)	(1,236)
Changes to risk parameters – further lending/repayments	897	(281)
Assets written off	(1,215)	(1,525)
Foreign exchange and other1	(961)
Foreign exchange		(138)
Others1		(151)
Financial assets, ending balance	4,140	5,111
Personal Lending Sector | Gross carrying amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers to stage 3	(2,548)	(4,050)
Transfers out	1,197	1,370
Personal Lending Sector | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,142)	(4,774)
Net remeasurement of ECL arising from transfer of stage	(173)	455
Net new and further lending/repayments	(271)	(211)
Assets derecognised (including final repayments)	488	757
Changes to risk parameters – further lending/repayments	94	405
Changes to risk parameters – credit quality	(1,416)	(1,467)
Changes to models used for ECL calculation	(83)	(1)
Assets written off	1,215	1,520
Foreign exchange and other1	389
Foreign exchange		81
Others1		93
Financial assets, ending balance	(2,899)	(3,142)
ECL income statement change for the period	(1,361)	(62)
Recoveries	283	355
Others	(3)	(9)
Total ECL income statement change for the period	1,081	(284)
Increase (decrease) in financial assets	243
Decrease in financial assets from volume movements	311
Personal Lending Sector | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange	221	123
Personal Lending Sector | Allowance for ECL | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(695)	(866)
Transfers of financial instruments:	(499)	(1,154)
Net remeasurement of ECL arising from transfer of stage	498	825
Net new and further lending/repayments	(271)	(211)
Assets derecognised (including final repayments)	94	119
Changes to risk parameters – further lending/repayments	162	240
Changes to risk parameters – credit quality	82	318
Changes to models used for ECL calculation	(2)	(2)
Foreign exchange and other1	43
Foreign exchange		17
Others1		19
Financial assets, ending balance	(588)	(695)
ECL income statement change for the period	563	1,289
Personal Lending Sector | Allowance for ECL | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers from stage 1 to stage 2	(269)	(289)
– transfers from stage 2 to stage 1	(734)	(1,404)
– transfers to stage 3	2	7
Transfers out	(36)	(46)
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,221)	(2,405)
Transfers of financial instruments:	677	1,713
Net remeasurement of ECL arising from transfer of stage	(583)	(363)
Assets derecognised (including final repayments)	270	419
Changes to risk parameters – further lending/repayments	(35)	114
Changes to risk parameters – credit quality	(676)	(778)
Changes to models used for ECL calculation	(94)	0
Foreign exchange and other1	156
Foreign exchange		19
Others1		60
Financial assets, ending balance	(1,506)	(1,221)
ECL income statement change for the period	(1,118)	(608)
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers from stage 1 to stage 2	(269)	(289)
– transfers from stage 2 to stage 1	(734)	(1,404)
– transfers to stage 3	361	734
Transfers out	(149)	(136)
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,226)	(1,503)
Transfers of financial instruments:	(178)	(559)
Net remeasurement of ECL arising from transfer of stage	(88)	(7)
Assets derecognised (including final repayments)	124	219
Changes to risk parameters – further lending/repayments	(33)	51
Changes to risk parameters – credit quality	(822)	(1,007)
Changes to models used for ECL calculation	13	1
Assets written off	1,215	1,520
Foreign exchange and other1	190
Foreign exchange		45
Others1		14
Financial assets, ending balance	(805)	(1,226)
ECL income statement change for the period	(806)	(743)
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers to stage 3	363	741
Transfers out	(185)	(182)
Wholesale | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers from stage 1 to stage 2	56,714
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,034,243	1,052,708
Net new and further lending/repayments	353,011	307,274
Assets derecognised (including final repayments)	(285,724)	(248,820)
Changes to risk parameters – further lending/repayments	(47,374)	(54,875)
Assets written off	(1,589)	(1,092)
Foreign exchange and other1	(78,780)
Foreign exchange		(19,062)
Others1		(1,765)
Financial assets, ending balance	973,755	1,034,243
Wholesale | Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	881,742	841,105
Transfers of financial instruments:	58,188	19,285
– transfers from stage 1 to stage 2	157,553	135,932
– transfers from stage 2 to stage 1	100,839	156,346
– transfers to stage 3	(1,831)	(1,363)
Transfers out	357	234
Net new and further lending/repayments	352,985	307,150
Assets derecognised (including final repayments)	(250,014)	(221,160)
Changes to risk parameters – further lending/repayments	(34,321)	(47,766)
Foreign exchange and other1	(60,421)
Foreign exchange		(16,157)
Others1		(715)
Financial assets, ending balance	831,783	881,742
Wholesale | Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Europe
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:	20,860
Wholesale | Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Asia
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:	29,049
Wholesale | Gross carrying amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	137,541	196,662
Transfers of financial instruments:	49,569	(23,361)
– transfers from stage 1 to stage 2	157,553	135,932
– transfers from stage 2 to stage 1	100,839	156,346
– transfers to stage 3	(8,100)	(3,410)
Transfers out	955	463
Assets derecognised (including final repayments)	(33,850)	(26,136)
Changes to risk parameters – further lending/repayments	(11,501)	(6,014)
Foreign exchange and other1	(16,984)
Foreign exchange		(2,560)
Others1		(1,050)
Financial assets, ending balance	124,775	137,541
Wholesale | Gross carrying amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,686	14,662
Transfers of financial instruments:	8,619	4,076
– transfers to stage 3	(9,931)	(4,773)
Transfers out	1,312	697
Assets derecognised (including final repayments)	(1,763)	(1,514)
Changes to risk parameters – further lending/repayments	(1,491)	(987)
Assets written off	(1,579)	(1,085)
Foreign exchange and other1	(1,372)
Foreign exchange		(341)
Others1		0
Financial assets, ending balance	17,068	14,686
Wholesale | Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8,733)	(10,617)
Net remeasurement of ECL arising from transfer of stage	(193)	140
Net new and further lending/repayments	(279)	(342)
Assets derecognised (including final repayments)	419	370
Changes to risk parameters – further lending/repayments	489	1,228
Changes to risk parameters – credit quality	(2,838)	(760)
Changes to models used for ECL calculation	(51)	(48)
Assets written off	1,589	1,092
Foreign exchange and other1	527
Foreign exchange		148
Others1		56
Financial assets, ending balance	(9,061)	(8,733)
ECL income statement change for the period	(2,453)	588
Recoveries	33	54
Others	(23)	(102)
Total ECL income statement change for the period	2,443	(540)
Increase (decrease) in financial assets	(328)
Decrease in financial assets from volume movements	629
Wholesale | Allowance for ECL | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(862)	(1,465)
Transfers of financial instruments:	(299)	(638)
– transfers from stage 1 to stage 2	(201)	(238)
– transfers from stage 2 to stage 1	(482)	(875)
– transfers to stage 3	7	17
Transfers out	(25)	(18)
Net remeasurement of ECL arising from transfer of stage	241	400
Net new and further lending/repayments	(277)	(342)
Assets derecognised (including final repayments)	54	55
Changes to risk parameters – further lending/repayments	64	307
Changes to risk parameters – credit quality	321	793
Changes to models used for ECL calculation	6	(15)
Foreign exchange and other1	80
Foreign exchange		9
Others1		34
Financial assets, ending balance	(672)	(862)
ECL income statement change for the period	409	1,198
Wholesale | Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,105)	(2,998)
Transfers of financial instruments:	943	888
– transfers from stage 1 to stage 2	(201)	(238)
– transfers from stage 2 to stage 1	(482)	(875)
– transfers to stage 3	771	276
Transfers out	(109)	(25)
Net remeasurement of ECL arising from transfer of stage	(370)	(233)
Assets derecognised (including final repayments)	73	70
Changes to risk parameters – further lending/repayments	128	384
Changes to risk parameters – credit quality	(994)	(234)
Changes to models used for ECL calculation	(57)	(33)
Foreign exchange and other1	175
Foreign exchange		26
Others1		25
Financial assets, ending balance	(2,207)	(2,105)
ECL income statement change for the period	(1,220)	(46)
Wholesale | Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,702)	(6,041)
Transfers of financial instruments:	(644)	(250)
– transfers to stage 3	778	293
Transfers out	(134)	(43)
Net remeasurement of ECL arising from transfer of stage	(64)	(27)
Assets derecognised (including final repayments)	292	239
Changes to risk parameters – further lending/repayments	292	525
Changes to risk parameters – credit quality	(2,197)	(1,347)
Assets written off	1,579	1,085
Foreign exchange and other1	291
Foreign exchange		112
Others1		2
Financial assets, ending balance	(6,144)	(5,702)
ECL income statement change for the period	$ (1,677)	$ (610)